14. JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
JudicialDepositsLineItems [Line Items]
Beginning balance	R$ 732.6	R$ 732.1
Additions	219.5	249.8
Business combination (1)		0.2	[1]
Reversals	(135.6)	(29.4)
Write-offs	(156.0)	(288.3)
Price index update	30.2	70.8
Exchange rate variation	(1.8)	(2.6)
Ending balance	688.9	732.6
Tax [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	312.5	376.7
Additions	23.4	82.7
Business combination (1)		0.2	[1]
Reversals	(52.5)	(4.8)
Write-offs	(9.0)	(184.4)
Price index update	18.2	42.1
Exchange rate variation	(0.1)
Ending balance	292.5	312.5
Labor [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	377.4	311.3
Additions	188.3	161.6
Business combination (1)
Reversals	(78.7)	(20.7)
Write-offs	(136.5)	(97.8)
Price index update	11.2	25.6
Exchange rate variation	(1.7)	(2.6)
Ending balance	360.0	377.4
Civil, commercial and other [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	42.7	44.1
Additions	7.8	5.5
Business combination (1)
Reversals	(4.4)	(3.9)
Write-offs	(10.5)	(6.1)
Price index update	0.8	3.1
Exchange rate variation
Ending balance	R$ 36.4	R$ 42.7

[1]	Balance arising from the business combination with Eclipse Holding Cooperatief UA.